Unaudited condensed consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
(Loss)/profit for the period	$ 91,955	$ (52,775)
Adjustments for:
Depreciation	96,183	85,144
Impairment loss on vessels		22,454
Loss on disposal of non-current assets		572
Share of profit of associates	(1,120)	(928)
Financial income	(86)	(645)
Financial costs	90,604	84,998
Loss (gain) on derivatives (excluding realized loss on forward foreign exchange contracts held for trading)	(13,918)	83,854	[1]
Share-based compensation	3,236	2,992
Adjusted profit	266,854	225,666
Movements in working capital	2,558	(17,282)	[1]
Net cash provided by operating activities	269,412	208,384	[1]
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(333,461)	(374,605)
Payments for right-of-use assets		(2,738)
Dividends received from associate	825	900
Purchase of short-term investments	(2,500)
Maturity of short-term investments		4,500
Financial income received	86	764
Net cash used in investing activities	(335,050)	(371,179)
Cash flows from financing activities:
Proceeds from loans	318,913	401,911
Loan and bond repayments	(266,770)	(150,508)
Payment for bond repurchase at a premium		(1,937)
Payment for interest rate swaps termination		(10,811)
Proceeds from entering into interest rate swaps		10,770
Interest paid	(88,407)	(86,656)	[1]
Loan/bond modification costs related to the Transaction (as defined in Note 1)	(15,652)
Payment of cash collaterals for swaps	(4,480)	(80,530)	[1]
Release of cash collaterals for swaps	19,717	31,650	[1]
Payment of loan and bond issuance costs	(4,708)	(7,605)
Loan issuance costs received	379
Payment of equity raising costs	(124)	(15)
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)	10,000
Proceeds from private placement		36,000
Dividends paid	(32,895)	(55,955)
Payment for cross currency swaps' ("CCSs") termination/modification		(4,051)
Purchase of treasury shares or GasLog Partners' common units		(2,996)
Payments for lease liability	(5,498)	(5,182)
Net cash provided by/(used in) financing activities	(69,525)	74,085	[1]
Effects of exchange rate changes on cash and cash equivalents	(52)	(2,123)
Decrease in cash and cash equivalents	(135,215)	(90,833)
Cash and cash equivalents, beginning of the period	367,269	263,747
Cash and cash equivalents, end of the period	$ 232,054	$ 172,914

[1]	Restated so as to reflect a change in accounting policy introduced on January 1, 2021, with respect to the reclassification of interest paid and movements of cash collaterals for swaps (Note 2)